                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares
                                 Class R Shares
                                 Class S Shares

                        Supplement dated August 10, 2007
           To Currently Effective Statement of Additional Information

The following replaces the corresponding information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED, MATERIAL CONFLICTS and COMPENSATION on pages 99 through 104:

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                          Other Registered   Other Pooled
                                                             Investment       Investment
                                                             Companies         Vehicles     Other Accounts
----------------------------------------------------------------------------------------------------------
Jonathan D. Coleman     Number of Other Accounts Managed                3               1               2
                        Assets in Other Accounts Managed  $ 2,860,506,341    $ 46,916,118   $   1,497,382
David J. Corkins        Number of Other Accounts Managed                5            None               1
                        Assets in Other Accounts Managed  $15,421,568,484            None   $  30,000,672
David C. Decker         Number of Other Accounts Managed                3(1)         None               5
                        Assets in Other Accounts Managed  $ 8,237,937,219            None   $  48,907,532
Jakob V. Holm           Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $    18,042,686            None            None
Dan Kozlowski           Number of Other Accounts Managed             None            None            None
                        Assets in Other Accounts Managed             None            None            None
Brent A. Lynn           Number of Other Accounts Managed                2            None            None
                        Assets in Other Accounts Managed  $11,330,623,619            None            None
Chad Meade              Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $   115,707,841            None            None
Julian Pick             Number of Other Accounts Managed             None               1            None
                        Assets in Other Accounts Managed             None    $ 78,133,996            None
Marc Pinto              Number of Other Accounts Managed                6               2              34(2)
                        Assets in Other Accounts Managed  $ 3,078,525,683    $ 76,774,374   $ 591,440,296
Dan Riff                Number of Other Accounts Managed             None            None            None
                        Assets in Other Accounts Managed             None            None            None
Ron Sachs               Number of Other Accounts Managed                4            None               1(3)
                        Assets in Other Accounts Managed  $ 4,201,287,159            None   $ 248,979,373

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
                                                          Other Registered   Other Pooled
                                                             Investment       Investment
                                                             Companies         Vehicles     Other Accounts
----------------------------------------------------------------------------------------------------------
Laurent Saltiel         Number of Other Accounts Managed             None               1            None
                        Assets in Other Accounts Managed             None    $ 78,133,996            None
Brian A. Schaub         Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $   115,707,841            None            None
Scott W. Schoelzel      Number of Other Accounts Managed               15               1              11
                        Assets in Other Accounts Managed  $13,893,521,067    $ 43,903,223   $ 575,555,097
Gibson Smith            Number of Other Accounts Managed               11            None               7
                        Assets in Other Accounts Managed  $ 6,289,066,800            None   $ 961,866,505
Minyoung Sohn           Number of Other Accounts Managed                6            None               1
                        Assets in Other Accounts Managed  $ 8,098,198,911            None   $   3,549,893
Darrell Watters         Number of Other Accounts Managed                6            None            None
                        Assets in Other Accounts Managed  $ 1,804,613,008            None            None
Jason P. Yee            Number of Other Accounts Managed                6(4)         None               1
                        Assets in Other Accounts Managed  $ 6,283,573,947            None   $  31,380,660

(1) One of the accounts included in the total, consisting of $7,512,402,281 of the total assets, has a performance-based advisory fee.
(2) One of the accounts included in the total, consisting of $241,810,129 of the total assets, has a performance-based advisory fee.
(3) One of the accounts included in the total, consisting of $248,979,373 of the total assets, has a performance-based advisory fee.
(4) Two of the accounts included in the total, consisting of $6,146,634,439 of the total assets, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   Janus Capital is the adviser to the Funds and the Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such Funds. In addition, the Janus Smart Portfolios' portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios.

   COMPENSATION INFORMATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted
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   Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.

   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Fund's Lipper peer group for compensation purposes is shown in the following table.

Fund Name                                    Lipper Peer Group
--------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund                      Multi-Cap Growth Funds
  Forty Fund                                 Large-Cap Growth Funds
  Orion Fund                                 Mid-Cap Growth Funds
  Mid Cap Growth Fund                        Mid-Cap Growth Funds
  Small-Mid Growth Fund                      Small-Cap Growth Funds
  Growth and Income Fund                     Large-Cap Core Funds
  Fundamental Equity Fund(1)                 Large-Cap Core Funds
  Contrarian Fund                            Multi-Cap Core Funds
  Balanced Fund                              Mixed-Asset Target Allocation Growth
                                             Funds
VALUE
  Small Company Value Fund                   Small-Cap Core Funds
INTERNATIONAL & GLOBAL
  Worldwide Fund                             Global Funds
  International Equity Fund                  International Funds
  International Growth Fund                  International Funds
ALTERNATIVE
  Long/Short Fund                            Long/Short Equity Funds
BOND
  Flexible Bond Fund                         Intermediate Investment Grade Debt Funds
  High-Yield Fund                            High Current Yield Funds

(1) Formerly named Core Equity Fund.

                Please retain this Supplement with your records.